As filed with the Securities and Exchange Commission on April 27, 2010

                                            Securities Act  File  No.  33-98358

                                        Investment Company Act File No. 811-9116

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

Registration Statement Under The Securities Act of 1933

X

        Post-Effective Amendment No. 24

X

Registration Statement Under the Investment Company Act of 1940

X

        Amendment No. 29_

X

EMBARCADERO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

3 Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of Principal Executive Office)

(415) 981-9742

(Registrant's Telephone Number, Including Area Code)

EDWIN RESTREPO

Embarcadero Funds, Inc.

3 Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies to:

MARK D. PERLOW

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111

Telephone:  (415) 249-1070

Facsimile:  (415) 882-8220

It is proposed that the filing will become effective:

immediately upon filing pursuant to paragraph (b)

   X

on _April 30, 2010_ pursuant to paragraph (b)

 _    _

60 days after filing pursuant to paragraph (a)(1)

 __

on  __________  pursuant to paragraph (a)(1)

 __

75 days after filing pursuant to paragraph (a)(2)

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on                   pursuant to paragraph (a)(2) of Rule 485

Explanatory note:

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 23 to its Registration Statement until April 30, 2010.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 23, filed on February 26, 2010, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 26th day of April, 2010.

EMBARCADERO FUNDS, INC.

By:

/s/ Edwin Restrepo

Edwin Restrepo

President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Edwin Restrepo

President and

April 26, 2010

Edwin Restrepo

Treasurer

/s/ Mary Avella*

Director

April 26, 2010

Mary Avella

/s/ Brian Dombkowski*

Director

April 26, 2010

Brian Dombkowski

/s/ Greg Linn*

Director

April 26, 2010

Greg Linn

/s/ Edward Peterson *

Director

April 26, 2010

Edward Peterson

* By:

/s/ Edwin Restrepo

as Attorney-in-Fact and Agent pursuant to Power of Attorney

POWER OF ATTORNEY

The undersigned hereby constitutes and appoints Edwin Restrepo his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement for Embarcadero Funds, Inc. (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorney-in-fact and agent, or her substitute or substitutes, may lawfully do or cause to be done by virtue of this power of attorney.

The undersigned hereby executes this Power of Attorney as of this 19th day of April, 2010.

By:  /s/  Brian Dombkowski______

Name: Brian Dombkowski

        Director

POWER OF ATTORNEY

The undersigned hereby constitutes and appoints Edwin Restrepo his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement for Embarcadero Funds, Inc. (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorney-in-fact and agent, or her substitute or substitutes, may lawfully do or cause to be done by virtue of this power of attorney.

The undersigned hereby executes this Power of Attorney as of this 22nd day of April, 2010.

By:  /s/  Greg Linn   ______

Name:  Greg Linn

        Director

POWER OF ATTORNEY

The undersigned hereby constitutes and appoints Edwin Restrepo his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement for Embarcadero Funds, Inc. (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorney-in-fact and agent, or her substitute or substitutes, may lawfully do or cause to be done by virtue of this power of attorney.

The undersigned hereby executes this Power of Attorney as of this 20th day of April, 2010.

By:  /s/ Edward Peterson ____

Name:  Edward Peterson

        Director

POWER OF ATTORNEY

The undersigned hereby constitutes and appoints Edwin Restrepo his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement for Embarcadero Funds, Inc. (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorney-in-fact and agent, or her substitute or substitutes, may lawfully do or cause to be done by virtue of this power of attorney.

The undersigned hereby executes this Power of Attorney as of this 22nd day of April, 2010.

By: _/s/ Mary Avella_____

Name: Mary Avella

        Director